Long-Term Investments - Schedule of Long-Term Investments (Parentheticals) (Details)	Dec. 31, 2024
1 company in the sales of semiconductor products and related accessories areas [Member]
Schedule of Equity Investments [Line Items]
Investment interest rate	19.00%
1 company [Member]
Schedule of Equity Investments [Line Items]
Investment interest rate	10.00%
2 company in the AR and virtual reality (“VR”) areas [Member]
Schedule of Equity Investments [Line Items]
Investment interest rate	9.00%
23 companies in the AR, VR and digital marketing areas [Member]
Schedule of Equity Investments [Line Items]
Investment interest rate	5.00%
13 companies in the AR, VR, 3D animation and software areas [Member]
Schedule of Equity Investments [Line Items]
Investment interest rate	4.00%
2 companies in the AR and VR areas [Member]
Schedule of Equity Investments [Line Items]
Investment interest rate	3.50%
5 companies in the AR, VR and 3D animation areas [Member]
Schedule of Equity Investments [Line Items]
Investment interest rate	3.00%
3 companies in the AR, VR, 3D animation and software areas [Member]
Schedule of Equity Investments [Line Items]
Investment interest rate	2.00%
12 companies in the AR, VR, 3D animation, hardware and software areas [Member]
Schedule of Equity Investments [Line Items]
Investment interest rate	1.00%